Income tax expense (Detail Textuals)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Abstract]
Effective income tax rate	41.00%	61.00%	88.00%
Income tax rate	35.00%
Future income tax rate for the year 2018	30
Future income tax rate for the year 2019	30
Future income tax rate for the year 2020	25